Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2019-C53
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C53

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002BAA1	2.039000%	20,689,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002BAB9	2.899000%	45,608,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95002BAC7	2.964000%	33,381,000.00	19,772,529.69	643,089.02	48,838.15	0.00	0.00	691,927.17	19,129,440.67	34.06%	30.00%
A-3	95002BAD5	2.787000%	131,000,000.00	127,792,657.62	0.00	296,798.45	0.00	0.00	296,798.45	127,792,657.62	34.06%	30.00%
A-4	95002BAE3	3.040000%	260,842,000.00	260,842,000.00	0.00	660,799.73	0.00	0.00	660,799.73	260,842,000.00	34.06%	30.00%
A-S	95002BAH6	3.322000%	29,842,000.00	29,842,000.00	0.00	82,612.60	0.00	0.00	82,612.60	29,842,000.00	29.24%	25.75%
B	95002BAJ2	3.514000%	36,864,000.00	36,864,000.00	0.00	107,950.08	0.00	0.00	107,950.08	36,864,000.00	23.28%	20.50%
C	95002BAK9	3.577000%	38,619,000.00	38,619,000.00	0.00	115,116.80	0.00	0.00	115,116.80	38,619,000.00	17.03%	15.00%
D	95002BAL7	2.500000%	26,332,000.00	26,332,000.00	0.00	54,858.33	0.00	0.00	54,858.33	26,332,000.00	12.77%	11.25%
E-RR	95002BAP8	4.104616%	16,676,000.00	16,676,000.00	0.00	57,040.48	0.00	0.00	57,040.48	16,676,000.00	10.08%	8.88%
F-RR	95002BAR4	4.104616%	10,533,000.00	10,533,000.00	0.00	36,028.27	0.00	0.00	36,028.27	10,533,000.00	8.37%	7.38%
G-RR	95002BAT0	4.104616%	8,777,000.00	8,777,000.00	0.00	30,021.85	0.00	0.00	30,021.85	8,777,000.00	6.95%	6.13%
H-RR	95002BAV5	4.104616%	8,777,000.00	8,777,000.00	0.00	30,021.85	0.00	0.00	30,021.85	8,777,000.00	5.54%	4.88%
J-RR	95002BAX1	4.104616%	7,022,000.00	7,022,000.00	0.00	24,018.85	0.00	0.00	24,018.85	7,022,000.00	4.40%	3.88%
K-RR	95002BAZ6	4.104616%	7,899,000.00	7,899,000.00	0.00	27,018.64	0.00	0.00	27,018.64	7,899,000.00	3.12%	2.75%
L-RR	95002BBB8	4.104616%	19,310,519.00	19,310,519.00	0.00	55,094.19	0.00	0.00	55,094.19	19,310,519.00	0.00%	0.00%
V	95002BBG7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95002BBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,171,519.00	619,058,706.31	643,089.02	1,626,218.27	0.00	0.00	2,269,307.29	618,415,617.29

X-A	95002BAF0	1.147460%	491,520,000.00	408,407,187.31	0.00	390,525.92	0.00	0.00	390,525.92	407,764,098.29
X-B	95002BAG8	0.621916%	105,325,000.00	105,325,000.00	0.00	54,586.09	0.00	0.00	54,586.09	105,325,000.00
X-D	95002BBC6	1.604616%	26,332,000.00	26,332,000.00	0.00	35,210.63	0.00	0.00	35,210.63	26,332,000.00
Notional SubTotal			623,177,000.00	540,064,187.31	0.00	480,322.64	0.00	0.00	480,322.64	539,421,098.29

Deal Distribution Total					643,089.02	2,106,540.91	0.00	0.00	2,749,629.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002BAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002BAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95002BAC7	592.32886043	19.26512148	1.46305234	0.00000000	0.00000000	0.00000000	0.00000000	20.72817381	573.06373895
A-3	95002BAD5	975.51647038	0.00000000	2.26563702	0.00000000	0.00000000	0.00000000	0.00000000	2.26563702	975.51647038
A-4	95002BAE3	1,000.00000000	0.00000000	2.53333332	0.00000000	0.00000000	0.00000000	0.00000000	2.53333332	1,000.00000000
A-S	95002BAH6	1,000.00000000	0.00000000	2.76833322	0.00000000	0.00000000	0.00000000	0.00000000	2.76833322	1,000.00000000
B	95002BAJ2	1,000.00000000	0.00000000	2.92833333	0.00000000	0.00000000	0.00000000	0.00000000	2.92833333	1,000.00000000
C	95002BAK9	1,000.00000000	0.00000000	2.98083327	0.00000000	0.00000000	0.00000000	0.00000000	2.98083327	1,000.00000000
D	95002BAL7	1,000.00000000	0.00000000	2.08333321	0.00000000	0.00000000	0.00000000	0.00000000	2.08333321	1,000.00000000
E-RR	95002BAP8	1,000.00000000	0.00000000	3.42051331	0.00000000	0.00000000	0.00000000	0.00000000	3.42051331	1,000.00000000
F-RR	95002BAR4	1,000.00000000	0.00000000	3.42051362	0.00000000	0.00000000	0.00000000	0.00000000	3.42051362	1,000.00000000
G-RR	95002BAT0	1,000.00000000	0.00000000	3.42051384	0.00000000	0.00000000	0.00000000	0.00000000	3.42051384	1,000.00000000
H-RR	95002BAV5	1,000.00000000	0.00000000	3.42051384	0.00000000	0.00000000	0.00000000	0.00000000	3.42051384	1,000.00000000
J-RR	95002BAX1	1,000.00000000	0.00000000	3.42051410	0.00000000	0.00000000	0.00000000	0.00000000	3.42051410	1,000.00000000
K-RR	95002BAZ6	1,000.00000000	0.00000000	3.42051399	0.00000000	0.00000000	0.00000000	0.00000000	3.42051399	1,000.00000000
L-RR	95002BBB8	1,000.00000000	0.00000000	2.85306625	0.56744720	4.46044821	0.00000000	0.00000000	2.85306625	1,000.00000000
V	95002BBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95002BBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002BAF0	830.90654970	0.00000000	0.79452702	0.00000000	0.00000000	0.00000000	0.00000000	0.79452702	829.59818174
X-B	95002BAG8	1,000.00000000	0.00000000	0.51826338	0.00000000	0.00000000	0.00000000	0.00000000	0.51826338	1,000.00000000
X-D	95002BBC6	1,000.00000000	0.00000000	1.33718024	0.00000000	0.00000000	0.00000000	0.00000000	1.33718024	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	48,838.15	0.00	48,838.15	0.00	0.00	0.00	48,838.15	0.00
A-3	07/01/26 - 07/30/26	30	0.00	296,798.45	0.00	296,798.45	0.00	0.00	0.00	296,798.45	0.00
A-4	07/01/26 - 07/30/26	30	0.00	660,799.73	0.00	660,799.73	0.00	0.00	0.00	660,799.73	0.00
X-A	07/01/26 - 07/30/26	30	0.00	390,525.92	0.00	390,525.92	0.00	0.00	0.00	390,525.92	0.00
X-B	07/01/26 - 07/30/26	30	0.00	54,586.09	0.00	54,586.09	0.00	0.00	0.00	54,586.09	0.00
X-D	07/01/26 - 07/30/26	30	0.00	35,210.63	0.00	35,210.63	0.00	0.00	0.00	35,210.63	0.00
A-S	07/01/26 - 07/30/26	30	0.00	82,612.60	0.00	82,612.60	0.00	0.00	0.00	82,612.60	0.00
B	07/01/26 - 07/30/26	30	0.00	107,950.08	0.00	107,950.08	0.00	0.00	0.00	107,950.08	0.00
C	07/01/26 - 07/30/26	30	0.00	115,116.80	0.00	115,116.80	0.00	0.00	0.00	115,116.80	0.00
D	07/01/26 - 07/30/26	30	0.00	54,858.33	0.00	54,858.33	0.00	0.00	0.00	54,858.33	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	57,040.48	0.00	57,040.48	0.00	0.00	0.00	57,040.48	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	36,028.27	0.00	36,028.27	0.00	0.00	0.00	36,028.27	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	30,021.85	0.00	30,021.85	0.00	0.00	0.00	30,021.85	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	30,021.85	0.00	30,021.85	0.00	0.00	0.00	30,021.85	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	24,018.85	0.00	24,018.85	0.00	0.00	0.00	24,018.85	0.00
K-RR	07/01/26 - 07/30/26	30	0.00	27,018.64	0.00	27,018.64	0.00	0.00	0.00	27,018.64	0.00
L-RR	07/01/26 - 07/30/26	30	74,919.61	66,051.89	0.00	66,051.89	10,957.70	0.00	0.00	55,094.19	86,133.57
Totals			74,919.61	2,117,498.61	0.00	2,117,498.61	10,957.70	0.00	0.00	2,106,540.91	86,133.57

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	Additional Information
Total Available Distribution Amount (1)	2,749,629.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,129,269.99	Master Servicing Fee	5,001.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,040.78
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	266.54
ARD Interest	0.00	Operating Advisor Fee	980.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,129,269.99	Total Fees	11,771.37

Principal		Expenses/Reimbursements
Scheduled Principal	643,089.02	Reimbursement for Interest on Advances	488.34
Unscheduled Principal Collections		ASER Amount	6,712.29
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,757.07
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	643,089.02	Total Expenses/Reimbursements	10,957.70

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,106,540.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	643,089.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,749,629.93
Total Funds Collected	2,772,359.01	Total Funds Distributed	2,772,359.00

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	619,058,706.46	619,058,706.46	Beginning Certificate Balance	619,058,706.31
(-) Scheduled Principal Collections	643,089.02	643,089.02	(-) Principal Distributions	643,089.02
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	618,415,617.44	618,415,617.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	619,332,522.86	619,332,522.86	Ending Certificate Balance	618,415,617.29
Ending Actual Collateral Balance	618,719,019.87	618,719,019.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.15)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.10%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	73,170,526.10	11.83%	38	4.3135	NAP	Defeased	11	73,170,526.10	11.83%	38	4.3135	NAP
1,000,000 or less	1	861,914.00	0.14%	38	5.1020	1.888200	1.30 or less	6	60,215,295.56	9.74%	35	4.6841	0.732412
1,000,001 to 2,000,000	7	9,581,065.41	1.55%	38	4.4105	2.221985	1.31 to 1.40	5	54,404,233.58	8.80%	38	4.0588	1.349381
2,000,001 to 3,000,000	5	12,146,072.79	1.96%	37	3.9923	3.364671	1.41 to 1.50	4	33,364,925.13	5.40%	38	4.2108	1.470792
3,000,001 to 4,000,000	3	10,600,470.28	1.71%	38	4.2297	1.969580	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	2	8,853,265.34	1.43%	37	4.5183	2.581841	1.61 to 1.70	4	97,051,620.61	15.69%	38	4.1569	1.658506
5,000,001 to 6,000,000	3	16,085,440.54	2.60%	37	4.2361	1.602586	1.71 to 1.80	1	2,124,114.89	0.34%	36	4.5000	1.729900
6,000,001 to 7,000,000	2	12,033,092.87	1.95%	37	4.5024	1.191087	1.81 to 1.90	2	2,060,184.10	0.33%	38	4.7228	1.864469
7,000,001 to 8,000,000	2	15,877,638.81	2.57%	36	4.5255	1.981831	1.91 to 2.00	3	55,617,220.52	8.99%	38	3.9142	1.950625
8,000,001 to 9,000,000	1	8,202,801.89	1.33%	37	4.1500	1.375900	2.01 to 2.50	11	156,271,081.77	25.27%	37	3.7256	2.306789
9,000,001 to 10,000,000	3	28,623,421.40	4.63%	35	4.5817	1.873919	2.51 to 3.50	7	34,149,744.78	5.52%	37	3.9432	2.736779
10,000,001 to 15,000,000	4	48,434,498.41	7.83%	37	4.2144	1.547989	3.51 to 4.00	1	2,220,976.81	0.36%	37	3.7000	3.891600
15,000,001 to 20,000,000	4	69,831,257.73	11.29%	37	4.0745	1.444747	4.01 or greater	2	47,765,693.59	7.72%	38	3.0451	4.836059
20,000,001 to 30,000,000	4	98,102,679.05	15.86%	37	3.9268	1.882137	Totals	57	618,415,617.44	100.00%	37	3.9940	2.030422
30,000,001 or greater	5	206,011,472.82	33.31%	38	3.5973	2.585333
Totals	57	618,415,617.44	100.00%	37	3.9940	2.030422
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	26	73,170,526.10	11.83%	38	4.3135	NAP	Totals	73	618,415,617.44	100.00%	37	3.9940	2.030422
Arizona	3	17,322,854.30	2.80%	36	4.4149	1.945373
									Property Type³
California	7	68,979,132.54	11.15%	37	4.0257	1.785905
Connecticut	1	1,870,489.97	0.30%	38	4.0300	2.739200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	1	24,533,452.72	3.97%	38	3.8500	1.322900		Properties	Balance	Agg. Bal.			DSCR¹
Florida	3	19,575,694.57	3.17%	38	4.2986	1.881994	Defeased	26	73,170,526.10	11.83%	38	4.3135	NAP
Georgia	2	5,975,435.29	0.97%	38	4.3288	1.952908	Industrial	1	22,497,879.52	3.64%	38	4.2700	1.922200
Idaho	1	1,448,882.38	0.23%	37	4.5000	2.783800	Lodging	7	64,872,376.85	10.49%	36	4.6730	0.991299
Illinois	1	1,019,341.00	0.16%	38	4.8220	2.008800	Mixed Use	2	47,600,000.00	7.70%	38	3.8685	1.869383
Indiana	2	5,576,368.23	0.90%	37	4.7706	2.515851	Mobile Home Park	7	20,947,091.46	3.39%	37	4.4138	2.230889
Maine	1	3,539,946.30	0.57%	37	4.2000	2.046400	Multi-Family	4	26,117,564.91	4.22%	37	4.0010	2.816133
Maryland	1	2,124,114.89	0.34%	36	4.5000	1.729900	Office	7	168,998,287.44	27.33%	37	3.9455	1.727079
Michigan	1	40,511,472.82	6.55%	37	4.0800	1.683700	Other	1	60,000,000.00	9.70%	38	3.3000	2.435900
Mississippi	1	9,364,939.54	1.51%	28	6.5650	0.840700	Retail	13	120,117,738.56	19.42%	37	3.7436	2.911158
Missouri	1	1,198,270.10	0.19%	38	4.4500	1.847400	Self Storage	5	14,094,152.60	2.28%	37	4.2256	2.310902
Nevada	1	2,265,693.59	0.37%	37	3.6500	5.827300	Totals	73	618,415,617.44	100.00%	37	3.9940	2.030422
New Jersey	1	60,000,000.00	9.70%	38	3.3000	2.435900
New Mexico	2	23,437,163.42	3.79%	37	4.4198	0.313145
New York	4	91,198,994.78	14.75%	38	3.4087	3.292172
North Carolina	1	1,077,107.09	0.17%	38	4.3500	3.413200
Pennsylvania	3	78,597,879.52	12.71%	38	4.0522	1.954262
South Carolina	1	14,062,163.66	2.27%	38	4.0700	1.366100
Texas	5	48,432,332.73	7.83%	37	4.0638	2.288623
Washington	2	11,298,557.86	1.83%	37	4.2199	1.605176
Wisconsin	1	11,834,804.04	1.91%	36	4.0510	1.046600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	73,170,526.10	11.83%	38	4.3135	NAP	Defeased	11	73,170,526.10	11.83%	38	4.3135	NAP
	3.250% or less	1	45,500,000.00	7.36%	38	3.0150	4.786700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	2	60,000,000.00	9.70%	38	3.3000	2.436583	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	5	84,786,670.40	13.71%	37	3.6487	2.314158	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	57,563,281.39	9.31%	38	3.9189	1.899873	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	13	166,434,577.23	26.91%	37	4.1103	1.666673	49 months or greater	46	545,245,091.34	88.17%	37	3.9511	2.085553
	4.251% to 4.500%	13	89,451,335.45	14.46%	37	4.3404	1.377010	Totals	57	618,415,617.44	100.00%	37	3.9940	2.030422
	4.501% to 4.750%	5	30,263,032.33	4.89%	36	4.6609	1.832581
	4.751% to 5.000%	1	1,019,341.00	0.16%	38	4.8220	2.008800
	5.001% to 6.500%	1	861,914.00	0.14%	38	5.1020	1.888200
	6.501% or greater	1	9,364,939.54	1.51%	28	6.5650	0.840700
	Totals	57	618,415,617.44	100.00%	37	3.9940	2.030422
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	73,170,526.10	11.83%	38	4.3135	NAP	Defeased	11	73,170,526.10	11.83%	38	4.3135	NAP
	59 months or less	46	545,245,091.34	88.17%	37	3.9511	2.085553	Interest Only	12	249,061,255.00	40.27%	38	3.5885	2.612023
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	34	296,183,836.34	47.89%	37	4.2561	1.642844
	Totals	57	618,415,617.44	100.00%	37	3.9940	2.030422	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	618,415,617.44	100.00%	37	3.9940	2.030422
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	73,170,526.10	11.83%	38	4.3135	NAP			No outstanding loans in this group
Underwriter's Information		1	10,000,000.00	1.62%	38	3.3000	2.440000
	12 months or less	41	484,901,905.57	78.41%	37	3.9065	2.121714
	13 months to 24 months	3	31,634,556.45	5.12%	34	4.7697	1.789239
	25 months or greater	1	18,708,629.32	3.03%	38	4.0700	1.459900
	Totals	57	618,415,617.44	100.00%	37	3.9940	2.030422
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300572011	98	Secaucus	NJ	Actual/360	3.300%	142,083.33	0.00	0.00	N/A	10/06/29	--	50,000,000.00	50,000,000.00	08/06/26
1A	300572014				Actual/360	3.300%	28,416.67	0.00	0.00	N/A	10/06/29	--	10,000,000.00	10,000,000.00	08/06/26
2	883101034	RT	Brooklyn	NY	Actual/360	3.015%	118,129.38	0.00	0.00	N/A	10/06/29	--	45,500,000.00	45,500,000.00	08/06/26
4	600950946	OF	Ann Arbor	MI	Actual/360	4.080%	142,583.00	71,924.31	0.00	N/A	09/11/29	--	40,583,397.13	40,511,472.82	08/11/26
5	28002292	OF	Berwyn	PA	Actual/360	4.140%	135,113.50	0.00	0.00	N/A	10/06/29	--	37,900,000.00	37,900,000.00	08/06/26
6	310948689	MU	New York	NY	Actual/360	3.636%	100,505.10	0.00	0.00	N/A	10/11/29	--	32,100,000.00	32,100,000.00	08/11/26
7	310951139	OF	Mountain View	CA	Actual/360	3.688%	95,273.33	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	08/11/26
8	883101031	OF	Wilmington	DE	Actual/360	3.850%	81,484.71	45,093.51	0.00	N/A	10/06/29	--	24,578,546.23	24,533,452.72	08/06/26
9	28002298	IN	Coatesville	PA	Actual/360	4.270%	82,839.51	31,562.35	0.00	N/A	10/06/29	--	22,529,441.87	22,497,879.52	08/06/26
10	300572005	RT	Temple	TX	Actual/360	3.990%	72,505.68	31,445.21	0.00	N/A	09/06/29	--	21,102,792.02	21,071,346.81	08/06/26
11	28002297	RT	Various	CA	Actual/360	4.070%	65,701.07	37,812.76	0.00	N/A	10/06/29	--	18,746,442.08	18,708,629.32	08/06/26
12	883101019	LO	Albuquerque	NM	Actual/360	4.330%	65,072.52	29,586.03	0.00	N/A	09/06/29	--	17,452,214.44	17,422,628.41	10/06/25
13	300572007	SS	St. Thomas	VI	Actual/360	4.300%	63,564.75	27,367.88	0.00	N/A	09/06/29	06/06/29	17,166,773.34	17,139,405.46	08/06/26
14	883101025	OF	Bensalem	PA	Actual/360	3.600%	56,420.00	0.00	0.00	N/A	09/06/29	--	18,200,000.00	18,200,000.00	08/06/26
15	300572017	Various Various		OH	Actual/360	4.500%	57,922.94	26,186.82	0.00	N/A	10/06/29	07/06/29	14,947,854.97	14,921,668.15	08/06/26
16	310948975	LO	Greenville	SC	Actual/360	4.070%	49,377.11	26,573.16	0.00	N/A	10/11/29	--	14,088,736.82	14,062,163.66	08/11/26
17	883101028	MU	Miami Beach	FL	Actual/360	4.350%	58,060.42	0.00	0.00	N/A	10/06/29	--	15,500,000.00	15,500,000.00	08/06/26
18	300571996	MF	Abilene	TX	Actual/360	4.150%	44,278.10	17,882.36	0.00	N/A	09/06/29	--	12,390,295.01	12,372,412.65	08/06/26
19	883101018	OF	Milwaukee	WI	Actual/360	4.051%	41,353.46	19,892.46	0.00	N/A	08/06/29	--	11,854,696.50	11,834,804.04	08/06/26
20	28002183	LO	Pascagoula	MS	Actual/360	6.565%	53,064.25	21,655.93	0.00	N/A	12/06/28	--	9,386,595.47	9,364,939.54	08/06/26
21	300572022	RT	Palm Springs	CA	Actual/360	4.683%	41,045.34	13,304.39	0.00	N/A	07/06/29	--	10,178,422.45	10,165,118.06	08/06/26
22	322590022	MH	Various	Various	Actual/360	4.350%	33,693.25	17,332.46	0.00	N/A	10/11/29	--	8,994,859.75	8,977,527.29	08/11/26
23	300572021	MF	Stafford	TX	Actual/360	3.960%	31,621.56	14,701.87	0.00	N/A	10/06/29	--	9,273,183.73	9,258,481.86	08/06/26
24	322590024	RT	Brooklyn	NY	Actual/360	4.150%	29,365.03	14,384.27	0.00	N/A	09/11/29	--	8,217,186.16	8,202,801.89	08/11/26
25	883101022	LO	Calistoga	CA	Actual/360	4.450%	30,270.34	15,064.35	0.00	N/A	09/06/29	--	7,899,472.70	7,884,408.35	08/06/26
26	322590026	MH	Various	TX	Actual/360	4.100%	26,415.61	15,018.65	0.00	N/A	10/11/29	--	7,481,999.21	7,466,980.56	08/11/26
27	322590027	MH	Star Valley	AZ	Actual/360	4.600%	31,704.02	10,589.14	0.00	N/A	08/11/29	--	8,003,819.60	7,993,230.46	08/11/26
28	300572008	LO	Roswell	NM	Actual/360	4.680%	24,304.89	16,454.21	0.00	N/A	10/06/29	--	6,030,989.22	6,014,535.01	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	410951674	OF	Bellevue	WA	Actual/360	4.325%	22,458.67	11,739.19	0.00	N/A	09/11/29	--	6,030,297.05	6,018,557.86	08/11/26
30	883101015	LO	Scottsdale	AZ	Actual/360	4.355%	20,325.02	10,557.57	0.00	N/A	08/06/29	--	5,419,805.22	5,409,247.65	08/06/26
31	322590031	RT	Brooklyn	NY	Actual/360	4.250%	19,782.39	9,242.06	0.00	N/A	10/11/29	--	5,405,434.95	5,396,192.89	08/11/26
32	410951763	RT	Miami	FL	Actual/360	4.200%	19,530.00	0.00	0.00	N/A	10/11/29	--	5,400,000.00	5,400,000.00	08/11/26
33	300572002	LO	Indianapolis	IN	Actual/360	4.710%	19,156.02	8,623.27	0.00	N/A	09/06/29	--	4,723,077.50	4,714,454.23	08/06/26
34	300571995	RT	Millwood	WA	Actual/360	4.100%	18,641.33	0.00	0.00	N/A	09/06/29	--	5,280,000.00	5,280,000.00	08/06/26
35	410951692	RT	Various	TX	Actual/360	3.800%	13,916.91	9,008.19	0.00	N/A	09/11/29	--	4,253,044.54	4,244,036.35	08/11/26
36	322590036	SS	Laredo	TX	Actual/360	4.300%	15,355.28	8,151.11	0.00	N/A	08/11/29	--	4,146,962.22	4,138,811.11	08/11/26
37	322590037	MH	Various	FL	Actual/360	4.600%	15,233.18	10,596.91	0.00	N/A	10/11/29	--	3,845,684.19	3,835,087.28	08/11/26
38	322590038	MH	Mesa	AZ	Actual/360	4.120%	13,936.51	7,859.66	0.00	N/A	10/11/29	--	3,928,235.85	3,920,376.19	08/11/26
39	883101016	RT	Mesa	AZ	Actual/360	4.300%	13,985.01	5,314.98	0.00	N/A	08/06/29	--	3,776,895.86	3,771,580.88	08/06/26
40	300571997	SS	Gorham	ME	Actual/360	4.200%	12,823.63	5,759.02	0.00	N/A	09/06/29	--	3,545,705.32	3,539,946.30	08/06/26
42	322590042	MH	Marietta	GA	Actual/360	4.400%	11,918.92	5,607.71	0.00	N/A	10/11/29	--	3,145,755.50	3,140,147.79	08/11/26
43	322590043	LO	Warner Robins	GA	Actual/360	4.250%	10,967.60	5,905.94	0.00	N/A	09/11/29	--	2,996,839.55	2,990,933.61	08/11/26
44	883101029	RT	Alpharetta	GA	Actual/360	4.250%	10,394.14	4,856.00	0.00	N/A	10/06/29	--	2,840,143.50	2,835,287.50	08/06/26
45	883101021	SS	Brooksville	FL	Actual/360	3.850%	8,951.25	0.00	0.00	N/A	09/06/29	--	2,700,000.00	2,700,000.00	08/06/26
46	322590046	SS	Dallas	TX	Actual/360	4.500%	8,720.91	4,229.97	0.00	N/A	10/11/29	--	2,250,558.30	2,246,328.33	08/11/26
47	410951601	MF	Reno	NV	Actual/360	3.650%	7,134.00	4,073.76	0.00	N/A	09/11/29	--	2,269,767.35	2,265,693.59	08/11/26
48	410951605	MF	San Rafael	CA	Actual/360	3.700%	7,088.89	3,957.90	0.00	N/A	09/11/29	--	2,224,934.71	2,220,976.81	08/11/26
49	322590049	MH	Mount Dora	FL	Actual/360	4.420%	8,298.82	3,416.53	0.00	N/A	08/11/29	--	2,180,394.72	2,176,978.19	08/11/26
50	322590050	SS	Elkton	MD	Actual/360	4.500%	8,243.67	3,283.42	0.00	N/A	08/11/29	--	2,127,398.31	2,124,114.89	08/11/26
51	322590051	MH	Beacon Falls	CT	Actual/360	4.030%	6,503.47	3,558.61	0.00	N/A	10/11/29	--	1,874,048.58	1,870,489.97	08/11/26
52	322590052	SS	Waco	TX	Actual/360	4.360%	5,985.12	2,861.50	0.00	N/A	10/11/29	--	1,594,141.80	1,591,280.30	08/11/26
53	322590053	MH	Homedale	ID	Actual/360	4.500%	5,625.06	2,745.38	0.00	N/A	09/11/29	--	1,451,627.76	1,448,882.38	08/11/26
54	322590054	MH	Ocala	FL	Actual/360	4.600%	5,459.43	2,563.45	0.00	N/A	09/11/29	--	1,378,258.02	1,375,694.57	08/11/26
55	322590055	MH	Springfield	MO	Actual/360	4.450%	4,600.42	2,275.34	0.00	N/A	10/11/29	--	1,200,545.44	1,198,270.10	08/11/26
56	410951854	RT	Cape Carteret	NC	Actual/360	4.350%	4,046.16	3,069.43	0.00	N/A	10/11/29	--	1,080,176.52	1,077,107.09	08/11/26
57	28002303	RT	Chillicothe	IL	Actual/360	4.822%	4,232.59	0.00	0.00	10/06/29	06/06/34	--	1,019,341.00	1,019,341.00	08/06/26

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Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
58	28002304	RT	Poseyville	IN	Actual/360	5.102%	3,786.72	0.00	0.00 10/06/29	04/06/34	--	861,914.00	861,914.00	08/06/26
Totals							2,129,269.99	643,089.02	0.00			619,058,706.46	618,415,617.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,892,543.00	2,009,691.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,554,875.86	3,292,036.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,869,429.01	1,163,223.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,199,713.52	1,367,220.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,585,718.72	593,534.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,541,932.14	5,350,434.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,491,821.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,743,262.77	684,560.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,239,646.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,909,657.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,731,573.00	309,084.00	10/01/24	09/30/25	04/13/26	1,802,293.29	33,128.41	87,680.26	912,714.40	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,149,337.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,418,673.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,172,499.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,633,209.34	471,548.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	904,434.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	947,294.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,735,748.59	752,865.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,160,202.17	332,070.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	724,237.89	181,059.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	960,726.14	935,840.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,267,120.77	632,310.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	785,772.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	426,390.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	573,541.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	516,420.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	995,314.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	495,938.00	123,985.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	721,731.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	561,681.09	139,425.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	503,535.27	115,848.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	363,552.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	343,914.65	105,804.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	373,596.51	88,221.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	824,279.04	207,895.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	525,136.57	270,612.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	265,965.52	60,888.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	260,209.04	166,824.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	151,607.02	37,041.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	219,956.20	141,211.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	180,473.00	73,401.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	155,829.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	292,929.12	73,232.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	101,697.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	85,772.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	78,558,901.03	19,679,874.35				1,802,293.29	33,128.41	87,680.26	912,714.40	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	17,422,628.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993986%	3.964864%	37
07/17/26	0	0.00	0	0.00	1	17,452,214.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994291%	3.965161%	38
06/17/26	0	0.00	0	0.00	1	17,483,785.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994616%	3.965478%	39
05/15/26	0	0.00	0	0.00	1	17,513,144.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994917%	3.965771%	40
04/17/26	0	0.00	0	0.00	1	17,544,496.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.995238%	3.966084%	41
03/17/26	0	0.00	0	0.00	1	17,573,629.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.995535%	3.966373%	42
02/18/26	0	0.00	0	0.00	1	17,608,985.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.995897%	3.966725%	43
01/16/26	0	0.00	1	17,637,879.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,207,342.77	3.996189%	3.967011%	44
12/17/25	1	17,666,665.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.999573%	3.970446%	45
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.999886%	3.970750%	46
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.000173%	3.978085%	47
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.000482%	3.978390%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	883101019	10/06/25	9	6	87,680.26	912,714.40	106,816.04	17,726,030.82	11/03/25	2
Totals					87,680.26	912,714.40	106,816.04	17,726,030.82

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		89,039,898	89,039,898	0		0
37 - 48 Months		527,494,464	510,071,836	17,422,628		0
49 - 60 Months		0	0	0		0
> 60 Months		1,881,255	1,881,255	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	618,415,617	600,992,989	0	0	17,422,628	0
Jul-26	619,058,706	601,606,492	0	0	17,452,214	0
Jun-26	619,742,581	602,258,795	0	0	17,483,786	0
May-26	620,380,788	602,867,644	0	0	17,513,145	0
Apr-26	621,059,956	603,515,459	0	0	17,544,497	0
Mar-26	621,693,317	604,119,687	0	0	17,573,630	0
Feb-26	622,454,768	604,845,782	0	0	17,608,985	0
Jan-26	623,082,997	605,445,118	0	17,637,879	0	0
Dec-25	626,921,986	609,255,320	17,666,666	0	0	0
Nov-25	627,595,419	627,595,419	0	0	0	0
Oct-25	628,222,263	628,222,263	0	0	0	0
Sep-25	628,891,065	628,891,065	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	883101019	17,422,628.41	17,726,030.82	18,100,000.00	01/06/26	(62,147.00)	(0.05470)	09/30/25	09/06/29	278
Totals		17,422,628.41	17,726,030.82	18,100,000.00		(62,147.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	883101019	LO	NM	11/03/25	2

The Loan transferred to special servicing effective 11/4/2025. The Loan is secured by the 295-room Doubletree Albuquerque hotel. The loan transferred due to imminent default and has since defaulted, being due for the November 2025 payment.

Cash tra p was in place, though a receiver was ultimately appointed (late January 2026). Special Servicer continues to evaluate rights and remedies. Updated appraisal has been finalized. Discussions with Borrower regarding a potential modification are also on go ing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	883101019	19,060,000.00	4.33000%	19,060,000.00	4.33000%	10	07/07/20	08/06/20	08/11/20
12	883101019	0.00	4.33000%	0.00	4.33000%	10	08/11/20	08/06/20	07/07/20
25	883101022	8,895,239.84	4.45000%	8,895,239.84	4.45000%	10	06/05/20	06/06/20	07/13/20
25	883101022	0.00	4.45000%	0.00	4.45000%	10	07/13/20	06/06/20	06/05/20
32	410951763	0.00	4.20000%	0.00	4.20000%	8	09/17/21	09/17/21	--
Totals		27,955,239.84		27,955,239.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	128.00	0.00	0.00	0.00
12	0.00	0.00	3,757.07	0.00	0.00	6,712.29	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	360.34	0.00	0.00	0.00
Total	0.00	0.00	3,757.07	0.00	0.00	6,712.29	0.00	0.00	488.34	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,957.70

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Supplemental Notes
None

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